Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	3 years
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	3 Years
Greenhouse equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	4 Years	[1]
Greenhouse equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	10 Years	[1]
Office furniture [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	7 Years
Office furniture [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	17 Years
Laboratory equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	4 Years
Laboratory equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	5 Years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates property plant and equipment	5 Years

[1]	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.